The Company and basis of presentation (Details) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)
The Company and basis of presentation
Effective tax rate (as a percent)	24.10%		23.00%
Costs of revenue previously recorded in selling, general and administrative expense
The Company and basis of presentation
Amount of reclassifications or changes in presentation		€ 7,872		€ 25,144
Selling, general and administrative expenses previously recorded in (gain) loss related to divestitures of Care Coordination activities
The Company and basis of presentation
Amount of reclassifications or changes in presentation		€ 3,236		€ 32,160
Argentina
The Company and basis of presentation
Index at September 30, 2021	528.5		528.5
Calendar year increase			37.00%
Loss on net monetary position in EUR			€ 20,168
Lebanon
The Company and basis of presentation
Index at September 30, 2021	614.0		614.0
Calendar year increase			116.00%
Loss on net monetary position in EUR			€ 2,639